Property, Plant and Equipment: (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 18,985,828	$ 18,985,828
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	18,985,828	18,985,828
Cost: Furniture and office equipment	529,648	526,363
Accumulated Depreciation: Furniture and office equipment	(498,104)	(485,409)
Net: Furniture and office equipment	31,544	40,954
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Cost: Venezuelan property and equipment	171,445	171,445
Accumulated Depreciation: Venezuelan property and equipment	(157,445)	(157,445)
Net: Venezuelan property and equipment	14,000	14,000
Cost: Mineral property	275,010	150,010
Net: Mineral property	275,010	150,010
Total Cost	20,003,121	19,874,836
Total Accumulated Depreciation	(696,739)	(684,044)
Total Net Property, Plant and Equipment	$ 19,306,382	$ 19,190,792